Schedule of Finite-Lived Intangible Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks		$ 110,842
Patents		95,355
Accumulated amortization		(74,104)
Total patent costs, net		$ 132,093